Leases (Details - Maturities of lease liabilities) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Maturities of lease liabilities, Operating leases
2023	$ 4,123	$ 4,403
2024	3,312	4,019
2025	110	1,402
2026	100	99
Total Lease Payments	7,655	9,923
Less Imputed Interest	(271)	(606)
Total	$ 7,374	$ 9,317